8. OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Other Liabilities, Current [Abstract]
Accrued interest	$ 56,306	$ 1,165,335
Accrued legal fees	0	179,465
Accrued liquidated damages	362,800	362,800
Other accrued liabilities	21,313	147,774
Total other current liabilities	$ 440,419	$ 1,855,374	$ 1,804,985